Fees Summary	Dec. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 201,000,000
Previously Paid Amount	0.00
Total Fee Amount	27,758.10
Total Offset Amount	0.00
Net Fee	27,758.10
Narrative - Max Aggregate Offering Price	$ 201,000,000
Final Prospectus	true